STOCK BASED COMPENSATION (Details) $ / shares in Units, $ in Thousands			3 Months Ended			9 Months Ended		12 Months Ended
	Jan. 27, 2016 $ / shares shares	Jan. 01, 2016 $ / shares shares	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) stock_plan $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expense			$ 170	$ 245		$ 890	$ 677	$ 942	$ 1,155
Weighted average significant assumptions used to estimate the fair value
Dividend Yield (as a percent)						0.00%	4.76%
Expected Volatility (as a percent)						41.00%	39.00%
Risk-Free Interest Rate (as a percent)						1.43%	1.09%
Expected Term						5 years	3 years 10 months 24 days
Additional disclosure
Number of securities remaining available for future issuance | shares			671,469			671,469		937,558
Weighted average grant date fair value of options granted (in dollars per share) | $ / shares									$ 1.61
Unrecognized compensation expense								$ 100
Period of recognition of compensation expense								1 year 1 month 6 days
Total intrinsic value of options exercised								$ 0	$ 120
Options forfeited (in shares) | shares										20,000
Total intrinsic value of common stock warrants								$ 400	$ 1,300
2011 plan
Additional disclosure
Number of employee stock option plans | stock_plan								3
Maximum number of shares of the company's stock that may be issued | shares			2,152,500			2,152,500		2,152,500
Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expense			$ 180	175	$ 593	$ 819	$ 496	$ 669
Weighted average significant assumptions used to estimate the fair value
Dividend Yield (as a percent)								4.76%	0.00%
Nonemployee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expense			(10)	70		71	181	$ 273	$ 562
Warrant
Additional disclosure
Unrecognized compensation expense			$ 300			$ 300
Period of recognition of compensation expense						1 year 2 months
Warrants granted (in dollars per share) | $ / shares								$ 4.25	$ 4.31
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares, Pending Issuance | shares			59,258			59,258
Warrant | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expense			$ 118	54	149	$ 494	139	$ 196
Weighted average significant assumptions used to estimate the fair value
Expected Volatility (as a percent)								38.60%	40.90%
Risk-Free Interest Rate (as a percent)								1.09%	0.90%
Additional disclosure
Weighted average grant date fair value of options granted (in dollars per share) | $ / shares								$ 0.85	$ 1.58
Unrecognized compensation expense								$ 800
Period of recognition of compensation expense								2 years 6 months
Warrant | Nonemployee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expense								$ 0	$ 11
Weighted average significant assumptions used to estimate the fair value
Dividend Yield (as a percent)									0.00%
Warrant | Nonemployee | Minimum
Weighted average significant assumptions used to estimate the fair value
Expected Volatility (as a percent)									38.90%
Risk-Free Interest Rate (as a percent)									0.73%
Expected Term									2 years
Warrant | Nonemployee | Maximum
Weighted average significant assumptions used to estimate the fair value
Expected Volatility (as a percent)									39.70%
Risk-Free Interest Rate (as a percent)									1.06%
Expected Term									10 years
Stock Options
Additional disclosure
Unrecognized compensation expense			$ 100			$ 100
Period of recognition of compensation expense						1 year 2 months
Weighted average grant date fair value | $ / shares			$ 0.78			$ 0.78
Stock Options | Chief Executive Officer [Member]
Additional disclosure
Shares granted (in shares) | shares	77,186
Stock Options | Chief Financial Officer [Member]
Additional disclosure
Shares granted (in shares) | shares	64,321
Stock Options | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expense			$ 62	11	305	$ 213	56	$ 42
Stock Options | Nonemployee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expense			13	13		37	37
Stock Options and Stock Warrants | Employee
Weighted average significant assumptions used to estimate the fair value
Expected Term									5 years 2 months 12 days
Stock Options and Stock Warrants | Employee | Minimum
Weighted average significant assumptions used to estimate the fair value
Expected Term								3 years 10 months 24 days
Stock Options and Stock Warrants | Employee | Maximum
Weighted average significant assumptions used to estimate the fair value
Expected Volatility (as a percent)									51.00%
Risk-Free Interest Rate (as a percent)									1.70%
Restricted stock issued to Executives [Member] | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expense					$ 139			$ 431
Restricted stock issued to BOD [Member] | Nonemployee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expense								224	$ 315
Stock options issued to BOD [Member] | Nonemployee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expense								49	$ 236
Restricted stock
Additional disclosure
Unrecognized compensation expense			$ 800			$ 800		$ 1,000
Period of recognition of compensation expense						2 years 2 months		2 years 22 days
Shares granted (in shares) | shares						196,251		204,000	221,000
Options forfeited (in shares) | shares						11,688		21,000
Shares granted (in dollars per share) | $ / shares		$ 2.49				$ 2.14		$ 4.05	$ 4.30
Weighted average grant date fair value | $ / shares			$ 3.49			$ 3.49		$ 4.19	$ 3.68	$ 3.31
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares, Pending Forfeiture | shares			45,075			45,075
Restricted stock | Chief Financial Officer [Member]
Additional disclosure
Shares granted (in shares) | shares	28,986	7,792
Restricted stock | Director [Member]
Additional disclosure
Shares granted (in shares) | shares	36,232
Shares granted (in dollars per share) | $ / shares	$ 2.07
Restricted stock | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expense			$ 0	110		$ 112	301
Additional disclosure
Shares granted (in shares) | shares	24,155	26,622
Restricted stock | Nonemployee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expense			$ (23)	$ 57		$ 34	$ 144
Vesting in December 2016 [Member]
Additional disclosure
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage						33.00%
Vesting in January 27, 2018 [Member] | Restricted stock | Director [Member]
Additional disclosure
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Number of Shares | shares			12,077			12,077
Vesting in January 27, 2017 [Member] | Restricted stock | Director [Member]
Additional disclosure
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Number of Shares | shares			12,077			12,077
Vesting in January 27, 2019 [Member] | Restricted stock | Director [Member]
Additional disclosure
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Number of Shares | shares			12,078			12,078
Vesting in December 2017 [Member]
Additional disclosure
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage						33.00%
Vesting in December 2018 [Member]
Additional disclosure
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage						33.00%